8. Capital Lease	9 Months Ended
Jun. 30, 2013
Notes
8. Capital Lease

8.     Capital Lease

The Company is the lessee of various computer equipment under a capital lease which expires in 2016. The assets and liabilities under capital leases are recorded at the lower of the present value of the minimum lease payments or the fair value of the leased assets. The assets are depreciated over the lower of their related lease terms or their estimated productive lives. Depreciation of the assets under capital leases is included in depreciation expense.

Following is a summary of property held under the capital lease at June 30, 2013:

Computer equipment	$53,111

Minimum future lease payments under the capital lease at June 30, 2013 for each of the next three years and in the aggregate are as follows:

Year Ending June 30,
2014	$20.519
2015	17,167
2016	17,167
Total minimum lease payments	$54,853
Less amount representing interest	(1,742)
Present value of net minimum lease payments	$53,111

The effective interest rate charged on the capital lease is approximately 2.25% per annum.